UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22669

DSS AmericaFirst Funds

(Exact name of registrant as specified in charter)

275 Wiregrass Parkway, West Henrietta, NY 14586

(Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code: (877) 217-8501

Date of fiscal year end: June 30

Date of reporting period: June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL SHAREHOLDER REPORT

June 30, 2025

DSS AMERICAFIRST ALPHA TRENDS FACTOR FUND - CLASS A

SBQAX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Alpha Trends Factor Fund - Class A - SBQAX for the period July 1, 2024 to June 30, 2025.

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Alpha Trends Factor Fund – Class A	$218	2.13%

managment’s discussion of fund performance

How did the Fund perform last year? What affected the Fund’s Performance?

Performance Highlights

For the twelve-month period ended June 30, 2025, the AmericaFirst Alpha Trends Factor Fund returned 4.87% for Class A shares. The Fund underperformed both the S&P 500® Index, which returned 15.16%, and its peer benchmark, the Lipper Multi-Cap Core Funds Index, which returned 13.00%. The Fund’s relative underperformance was primarily attributable to its overweight allocation to cash and defensive positioning during a period of elevated market volatility following the implementation of broad-based global tariffs.

Performance graph

AVERAGE ANNUAL RETURNS

		One Year	Five Year	Commencement of Operations through June 30, 2025 (1)
Class A	Without sales load	4.87%	11.53%	8.15%
	With sales load	-0.37%	10.39%	7.49%
S&P 500 Total Return Index		15.16%	16.63%	14.59%
Lipper Multi-Cap Core Funds Index		12.99%	14.85%	12.62%

(1) DSS AmericaFirst Alpha Trends Factor Fund Class A shares commenced operations on January 31, 2017. Benchmark since inception return assumes inception date of January 31, 2017.

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

Fund statistics

			ADVISER
NET	PORTFOLIO	PORTFOLIO	REIMBURSED
ASSETS:	HOLDINGS	TURNOVER	THE FUND
$2,032,883	38	157.65%	($53,359)

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

1.	Huntington Ingalls Industries, Inc.	5.19%
2.	NVIDIA Corp.	4.76%
3.	Barrick Mining Corp.	4.55%
4.	Micron Technology, Inc.	4.15%
5.	Newmont Corp.	4.15%
6.	Agnico Eagle Mines, Ltd.	3.81%
7.	NRG Energy, Inc.	3.48%
8.	DexCom, Inc.	3.43%
9.	United Rentals, Inc.	3.41%
10.	Verona Pharma PLC	3.40%
	Total % of Net Assets	40.33%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact DSS AmericaFirst Funds at 1-877-217-8501, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://americafirst.fund/ or contact us at 1-877-217-8501.

ANNUAL SHAREHOLDER REPORT

June 30, 2025

DSS AMERICAFIRST ALPHA TRENDS FACTOR FUND - CLASS U

SBQUX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Alpha Trends Factor Fund - Class U - SBQUX for the period July 1, 2024 to June 30, 2025.

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Alpha Trends Factor Fund – Class U	$294	2.88%

Performance graph

AVERAGE ANNUAL RETURNS

		One Year	Five Year	Commencement of Operations through June 30, 2025 (1)
Class U	Without sales load	4.05%	10.68%	7.40%
	With sales load	1.45%	10.12%	7.07%
S&P 500 Total Return Index		15.16%	16.63%	14.59%
Lipper Multi-Cap Core Funds Index		12.99%	14.85%	12.62%

(1) DSS AmericaFirst Alpha Trends Factor Fund Class U shares commenced operations on January 31, 2017. Benchmark since inception return assumes inception date of January 31, 2017.

managment’s discussion of fund performance

How did the Fund perform last year? What affected the Fund’s Performance?

Performance Highlights

For the twelve-month period ended June 30, 2025, the AmericaFirst Alpha Trends Factor Fund returned 4.05% for Class U shares. The Fund underperformed both the S&P 500® Index, which returned 15.16%, and its peer benchmark, the Lipper Multi-Cap Core Funds Index, which returned 13.00%. The Fund’s relative underperformance was primarily attributable to its overweight allocation to cash and defensive positioning during a period of elevated market volatility following the implementation of broad-based global tariffs.

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

Fund statistics

			ADVISER
NET	PORTFOLIO	PORTFOLIO	REIMBURSED
ASSETS:	HOLDINGS	TURNOVER	THE FUND
$2,032,883	38	157.65%	($53,359)

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

1.	Huntington Ingalls Industries, Inc.	5.19%
2.	NVIDIA Corp.	4.76%
3.	Barrick Mining Corp.	4.55%
4.	Micron Technology, Inc.	4.15%
5.	Newmont Corp.	4.15%
6.	Agnico Eagle Mines, Ltd.	3.81%
7.	NRG Energy, Inc.	3.48%
8.	DexCom, Inc.	3.43%
9.	United Rentals, Inc.	3.41%
10.	Verona Pharma PLC	3.40%
	Total % of Net Assets	40.33%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact DSS AmericaFirst Funds at 1-877-217-8501, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://americafirst.fund/ or contact us at 1-877-217-8501.

ANNUAL SHAREHOLDER REPORT

June 30, 2025

DSS AMERICAFIRST ALPHA TRENDS FACTOR FUND - CLASS I

SBQIX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Alpha Trends Factor Fund - Class I - SBQIX for the period July 1, 2024 to June 30, 2025.

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Alpha Trends Factor Fund – Class I	$194	1.89%

Performance graph

 AVERAGE ANNUAL RETURNS

	One Year	Five Year	Commencement of Operations through June 30, 2025 (1)
Class I	5.20%	11.82%	8.58%
S&P 500 Total Return Index	15.16%	16.63%	14.59%
Lipper Multi-Cap Core Funds Index	12.99%	14.85%	12.62%

(1) DSS AmericaFirst Alpha Trends Factor Fund Class I shares commenced operations on January 31, 2017. Benchmark since inception return assumes inception date of January 31, 2017.

managment’s discussion of fund performance

How did the Fund perform last year? What affected the Fund’s Performance?

Performance Highlights

For the twelve-month period ended June 30, 2025, the AmericaFirst Alpha Trends Factor Fund returned 5.20% for Class I shares. The Fund underperformed both the S&P 500® Index, which returned 15.16%, and its peer benchmark, the Lipper Multi-Cap Core Funds Index, which returned 13.00%. The Fund’s relative underperformance was primarily attributable to its overweight allocation to cash and defensive positioning during a period of elevated market volatility following the implementation of broad-based global tariffs.

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

Fund statistics

			ADVISER
NET	PORTFOLIO	PORTFOLIO	REIMBURSED
ASSETS:	HOLDINGS	TURNOVER	THE FUND
$2,032,883	38	157.65%	($53,359)

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

1.	Huntington Ingalls Industries, Inc.	5.19%
2.	NVIDIA Corp.	4.76%
3.	Barrick Mining Corp.	4.55%
4.	Micron Technology, Inc.	4.15%
5.	Newmont Corp.	4.15%
6.	Agnico Eagle Mines, Ltd.	3.81%
7.	NRG Energy, Inc.	3.48%
8.	DexCom, Inc.	3.43%
9.	United Rentals, Inc.	3.41%
10.	Verona Pharma PLC	3.40%
	Total % of Net Assets	40.33%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact DSS AmericaFirst Funds at 1-877-217-8501, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://americafirst.fund/ or contact us at 1-877-217-8501.

ANNUAL SHAREHOLDER REPORT

June 30, 2025

DSS AMERICAFIRST RISK-ON RISK-OFF FUND - CLASS A

ABRFX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Risk-On Risk-Off - Class A - ABRFX for the period July 1, 2024 to June 30, 2025.

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Risk-On Risk-Off – Class A	$310	2.90%

managment’s discussion of fund performance

How did the Fund perform last year? What affected the Fund’s Performance?

Performance Highlights

For the twelve-month period ended June 30, 2025, the AmericaFirst Risk On Risk Off Fund returned 14.01% for Class A shares. The Fund underperformed the S&P 500® Index, which returned 15.16%, but outperformed its peer benchmark, the Lipper Absolute Return Funds Index, which returned 6.21%. The Fund’s modest relative underperformance versus the S&P 500® was primarily attributable to its overweight allocation to cash during a period of elevated market volatility following the implementation of broad-based global tariffs. Despite this defensive allocation, the Fund outperformed its peer benchmark by a wide margin, reflecting effective capture of trading opportunities in higher-beta securities in anticipation of key political and economic developments.

Performance graph

AVERAGE ANNUAL RETURNS

		One Year	Five Year	Ten Year
Class A	Without sales load	14.09%	5.33%	3.09%
	With sales load	8.39%	4.26%	2.56%
S&P 500 Total Return Index		15.16%	16.63%	13.63%
Lipper Absolute Return Funds Index		6.22%	5.35%	3.13%

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

Fund statistics

			ADVISER
NET	PORTFOLIO	PORTFOLIO	REIMBURSED
ASSETS:	HOLDINGS	TURNOVER	THE FUND
$4,563,749	23	393.40%	($17,074)

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

1.	Federated Prime Obligations	31.33%
2.	Micron Technology, Inc.	8.19%
3.	Huntington Ingalls Industries, Inc.	5.74%
4.	Barrick Gold Corp.	5.13%
5.	NVIDIA Corp.	4.79%
6.	Agnico Eagle Mines, Ltd.	4.57%
7.	Newmont Corp.	3.85%
8.	DexCom, Inc.	3.59%
9.	Peabody Energy Corporation	3.24%
10.	Verona Pharma PLC	3.19%
	Total % of Net Assets	73.62%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact DSS AmericaFirst Funds at 1-877-217-8501, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://americafirst.fund/ or contact us at 1-877-217-8501.

ANNUAL SHAREHOLDER REPORT

June 30, 2025

DSS AMERICAFIRST RISK-ON RISK-OFF FUND - CLASS U

ABRUX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Risk-On Risk-Off - Class U - ABRUX for the period July 1, 2024 to June 30, 2025.

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Risk-On Risk-Off – Class U	$363	3.40%

managment’s discussion of fund performance

How did the Fund perform last year? What affected the Fund’s Performance?

Performance Highlights

For the twelve-month period ended June 30, 2025, the AmericaFirst Risk On Risk Off Fund returned 13.31% for Class U shares. The Fund underperformed the S&P 500® Index, which returned 15.16%, but outperformed its peer benchmark, the Lipper Absolute Return Funds Index, which returned 6.21%. The Fund’s modest relative underperformance versus the S&P 500® was primarily attributable to its overweight allocation to cash during a period of elevated market volatility following the implementation of broad-based global tariffs. Despite this defensive allocation, the Fund outperformed its peer benchmark by a wide margin, reflecting effective capture of trading opportunities in higher-beta securities in anticipation of key political and economic developments.

Performance graph

AVERAGE ANNUAL RETURNS

		One Year	Five Year	Ten Year
Class U	Without sales load	13.48%	4.81%	2.60%
	With sales load	10.65%	4.28%	2.34%
S&P 500 Total Return Index		15.16%	16.63%	13.63%
Lipper Absolute Return Funds Index		6.22%	5.35%	3.13%

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

Fund statistics

			ADVISER
NET	PORTFOLIO	PORTFOLIO	REIMBURSED
ASSETS:	HOLDINGS	TURNOVER	THE FUND
$4,563,749	23	393.40%	($17,074)

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

1.	Federated Prime Obligations	31.33%
2.	Micron Technology, Inc.	8.19%
3.	Huntington Ingalls Industries, Inc.	5.74%
4.	Barrick Gold Corp.	5.13%
5.	NVIDIA Corp.	4.79%
6.	Agnico Eagle Mines, Ltd.	4.57%
7.	Newmont Corp.	3.85%
8.	DexCom, Inc.	3.59%
9.	Peabody Energy Corporation	3.24%
10.	Verona Pharma PLC	3.19%
	Total % of Net Assets	73.62%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact DSS AmericaFirst Funds at 1-877-217-8501, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://americafirst.fund/ or contact us at 1-877-217-8501.

ANNUAL SHAREHOLDER REPORT

June 30, 2025

DSS AMERICAFIRST RISK-ON RISK-OFF FUND - CLASS I

ABRWX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Risk-On Risk-Off - Class I - ABRWX for the period July 1, 2024 to June 30, 2025.

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Risk-On Risk-Off – Class I	$275	2.56%

managment’s discussion of fund performance

How did the Fund perform last year? What affected the Fund’s Performance?

Performance Highlights

For the twelve-month period ended June 30, 2025, the AmericaFirst Risk On Risk Off Fund returned 14.26% for Class I shares. The Fund underperformed the S&P 500® Index, which returned 15.16%, but outperformed its peer benchmark, the Lipper Absolute Return Funds Index, which returned 6.21%. The Fund’s modest relative underperformance versus the S&P 500® was primarily attributable to its overweight allocation to cash during a period of elevated market volatility following the implementation of broad-based global tariffs. Despite this defensive allocation, the Fund outperformed its peer benchmark by a wide margin, reflecting effective capture of trading opportunities in higher-beta securities in anticipation of key political and economic developments.

Performance graph

AVERAGE ANNUAL RETURNS

	One Year	Five Year	Ten Year
Class I	14.50%	6.48%	4.20%
S&P 500 Total Return Index	15.16%	16.63%	13.63%
Lipper Absolute Return Funds Index	6.22%	5.35%	3.13%

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

Fund statistics

			ADVISER
NET	PORTFOLIO	PORTFOLIO	REIMBURSED
ASSETS:	HOLDINGS	TURNOVER	THE FUND
$4,563,749	23	393.40%	($17,074)

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

1.	Federated Prime Obligations	31.33%
2.	Micron Technology, Inc.	8.19%
3.	Huntington Ingalls Industries, Inc.	5.74%
4.	Barrick Gold Corp.	5.13%
5.	NVIDIA Corp.	4.79%
6.	Agnico Eagle Mines, Ltd.	4.57%
7.	Newmont Corp.	3.85%
8.	DexCom, Inc.	3.59%
9.	Peabody Energy Corporation	3.24%
10.	Verona Pharma PLC	3.19%
	Total % of Net Assets	73.62%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact DSS AmericaFirst Funds at 1-877-217-8501, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://americafirst.fund/ or contact us at 1-877-217-8501.

ANNUAL SHAREHOLDER REPORT

June 30, 2025

DSS AMERICAFIRST INCOME FUND - CLASS A

AFPAX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Income Fund - Class A - AFPAX for the period July 1, 2024 to June 30, 2025.

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Income Fund – Class A	$271	2.68%

managment’s discussion of fund performance

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the twelve-month period ended June 30, 2025, the AmericaFirst Income Fund returned 2.48% for Class A shares. The Fund underperformed the S&P 500® Index, which returned 15.16%, as well as its peer benchmark, the Lipper Flexible Portfolio Funds Index, which returned 11.16%. The Fund’s relative underperformance was principally attributable to its defensive portfolio positioning during a period of elevated market volatility following the implementation of broad-based global tariffs.

DISTRIBUTION POLICY

The Fund’s targeted distribution policy of 9% of NAV on an annualized basis resulted in a return of capital of $0.40 per share during the annual period.

Performance graph

AVERAGE ANNUAL RETURNS

		One Year	Five Year	Ten Year
Class A	Without sales load	2.25%	6.31%	1.29%
	With sales load	-1.84%	5.44%	0.84%
S&P 500 Total Return Index		15.16%	16.63%	13.63%
Bloomberg Aggregate Bond Index		6.08%	-0.73%	1.76%
Lipper Flexible Portfolio Funds Index		11.15%	8.58%	7.05%

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$11,109,340	32	124.82%	$57,500

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

1.	Federated Prime Obligations	11.86%
2.	Huntington Ingalls Industries, Inc.	5.03%
3.	Barrick Gold Corp.	4.47%
4.	Newmont Corp.	4.36%
5.	Broadcom, Inc.	4.28%
6.	Jackson Financial, Inc.	4.17%
7.	Agnico Eagle Mines, Ltd.	4.01%
8.	Philip Morris International, Inc.	3.95%
9.	Himax Technologies, Inc.	3.42%
10.	The Blackstone Group, Inc.	3.27%
	Total % of Net Assets	48.82%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact DSS AmericaFirst Funds at 1-877-217-8501, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://americafirst.fund/ or contact us at 1-877-217-8501.

ANNUAL SHAREHOLDER REPORT

June 30, 2025

DSS AMERICAFIRST INCOME FUND - CLASS U

AFPUX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Income Fund - Class U - AFPUX for the period July 1, 2024 to June 30, 2025.

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Income Fund – Class U	$323	3.20%

managment’s discussion of fund performance

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the twelve-month period ended June 30, 2025, the AmericaFirst Income Fund returned 2.15% for Class U shares. The Fund underperformed the S&P 500® Index, which returned 15.16%, as well as its peer benchmark, the Lipper Flexible Portfolio Funds Index, which returned 11.16%. The Fund’s relative underperformance was principally attributable to its defensive portfolio positioning during a period of elevated market volatility following the implementation of broad-based global tariffs.

DISTRIBUTION POLICY

The Fund’s targeted distribution policy of 9% of NAV on an annualized basis resulted in a return of capital of $0.36 per share during the annual period.

Performance graph

AVERAGE ANNUAL RETURNS

		One Year	Five Year	Ten Year
Class U	Without sales load	1.93%	5.60%	0.67%
	With sales load	-0.11%	5.16%	0.47%
S&P 500 Total Return Index		15.16%	16.63%	13.63%
Bloomberg Aggregate Bond Index		6.08%	-0.73%	1.76%
Lipper Flexible Portfolio Funds Index		11.15%	8.58%	7.05%

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$11,109,340	32	124.82%	$57,500

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

1.	Federated Prime Obligations	11.86%
2.	Huntington Ingalls Industries, Inc.	5.03%
3.	Barrick Gold Corp.	4.47%
4.	Newmont Corp.	4.36%
5.	Broadcom, Inc.	4.28%
6.	Jackson Financial, Inc.	4.17%
7.	Agnico Eagle Mines, Ltd.	4.01%
8.	Philip Morris International, Inc.	3.95%
9.	Himax Technologies, Inc.	3.42%
10.	The Blackstone Group, Inc.	3.27%
	Total % of Net Assets	48.83%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact DSS AmericaFirst Funds at 1-877-217-8501, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://americafirst.fund/ or contact us at 1-877-217-8501.

ANNUAL SHAREHOLDER REPORT

June 30, 2025

DSS AMERICAFIRST INCOME FUND - CLASS I

AFPIX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Income Fund - Class I - AFPIX for the period July 1, 2024 to June 30, 2025.

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Income Fund – Class I	$232	2.29%

managment’s discussion of fund performance

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the twelve-month period ended June 30, 2025, the AmericaFirst Income Fund returned 2.67% for Class I shares. The Fund underperformed the S&P 500® Index, which returned 15.16%, as well as its peer benchmark, the Lipper Flexible Portfolio Funds Index, which returned 11.16%. The Fund’s relative underperformance was principally attributable to its defensive portfolio positioning during a period of elevated market volatility following the implementation of broad-based global tariffs.

DISTRIBUTION POLICY

The Fund’s targeted distribution policy of 9% of NAV on an annualized basis resulted in a return of capital of $0.40 per share during the annual period.

Performance graph

AVERAGE ANNUAL RETURNS

	One Year	Five Year	Ten Year
Class I	2.67%	7.13%	2.08%
S&P 500 Total Return Index	15.16%	16.63%	13.63%
Bloomberg Aggregate Bond Index	6.08%	-0.73%	1.76%
Lipper Flexible Portfolio Funds Index	11.15%	8.58%	7.05%

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$11,109,340	32	124.82%	$57,500

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

1.	Federated Prime Obligations	11.86%
2.	Huntington Ingalls Industries, Inc.	5.03%
3.	Barrick Gold Corp.	4.47%
4.	Newmont Corp.	4.36%
5.	Broadcom, Inc.	4.28%
6.	Jackson Financial, Inc.	4.17%
7.	Agnico Eagle Mines, Ltd.	4.01%
8.	Philip Morris International, Inc.	3.95%
9.	Himax Technologies, Inc.	3.42%
10.	The Blackstone Group, Inc.	3.27%
	Total % of Net Assets	48.82%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact DSS AmericaFirst Funds at 1-877-217-8501, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://americafirst.fund/ or contact us at 1-877-217-8501.

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers:

During the period covered by the report, there have not been any waivers to the provisions of the waivers.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that each of the independent board members together consist as the audit committee financial expert based on their combined knowledge and experience.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

FY 2025 $ 37,500

FY 2024 $ 50,000

(b)	Audit-Related Fees

Registrant

FY 2025 $ 0

FY 2024 $ 0

Nature of the fees: N/A

(c)	Tax Fees

Registrant

FY 2025 $9,000

FY 2024 $12,000

Nature of the fees: Review of the 1120-RICS and Excise Returns.

(d)	All Other Fees

Registrant

FY 2025 $ 0

FY 2024 $ 0

Nature of the fees: N/A

(e)	(1) Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)	Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)        During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)        The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2025 $9,000

FY 2024 $12,000

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i)        Not applicable.

(j)        Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable – Schedule filed with Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Companies.

DSS AmericaFirst Alpha Trends Factor Fund

* (Formerly: DSS AmericaFirst Large Cap Share Buyback Fund)

DSS AmericaFirst Monthly Risk-On Risk-Off Fund

DSS AmericaFirst Income Fund

ANNUAL FINANCIAL STATEMENTS

JUNE 30, 2025

DSS AmericaFirst Funds
c/o Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147

	DSS AmericaFirst Alpha Trends Factor Fund

	Schedule of Investments
	June 30, 2025

Shares		Value

COMMON STOCK - 98.03%

Aerospace & Defense - 6.27%
437	Huntington Ingalls Industries, Inc.	$ 105,518
105	The Boeing Co. *	22,001
		127,519
Biotechnology - 1.42%
803	TG Therapeutics, Inc. *	28,900

Capital Markets - 3.39%
129	Ameriprise Financial, Inc.	68,851

Consumer Finance - 2.69%
820	Synchrony Financial	54,727

Electrical Equipment - 4.73%
967	Nextracker, Inc. Class A *	52,576
1,100	NuScale Power Corp. Class A *	43,516
		96,092
Electric Utilities - 3.48%
440	NRG Energy, Inc.	70,655

Energy Equipment & Services - 1.64%
870	Baker Hughes Co. Class A	33,356

Ground Transportation - 1.06%
133	Old Dominion Freight Line, Inc.	21,586

Health Care Equipment & Supplies - 3.43%
798	DexCom, Inc. *	69,657

Health Care Providers & Services - 3.99%
50	McKesson Corp.	36,639

Household Durables - 2.54%
7	NVR, Inc. *	51,700

Insurance - 7.59%
504	Aflac, Inc.	53,152
618	Loews Corp.	56,646
553	MetLife, Inc.	44,472
		154,270
Interactive Media & Services - 1.96%
54	Meta Platforms, Inc. Class A	39,857

IT Services - 2.50%
71	Gartner, Inc. *	28,700
123	GoDaddy. Inc. *	22,147
		50,847
Machinery - 2.46%
129	Caterpillar, Inc.	50,079

Metals & Mining - 12.51%
652	Agnico Eagle Mines Ltd.	77,542
4,442	Barrick Mining Corp.	92,482
1,448	Newmont Corp.	84,360
		254,384
Oil, Gas & Consumable Fuels - 4.10%
160	BWX Technologies, Inc.	23,050
4,504	Peabody Energy Corp.	60,444
		83,494
Pharmaceuticals - 3.40%
730	Verona Pharma PLC ADR *	69,043

Semiconductors & Semiconductor - 11.70%
6,360	Himax Technologies, Inc.	56,795
685	Micron Technology, Inc.	84,426
612	NVIDIA Corp.	96,690
		237,911
Software - 6.39%
14	Fair Isaac Corp. *	25,591
112	Microsoft Corp.	55,710
222	Oracle Corp.	48,536
		129,837
Specialty Retail - 7.35%
14	AutoZone, Inc. *	51,971
570	O'Reilly Automotive, Inc. *	51,374
373	The TJX Cos., Inc.	46,062
		149,407
Textiles, Apparel & Luxury Goods - 2.21%
435	Deckers Outdoor Corp. *	44,835

Trading Companies & Distributors - 3.41%
92	United Rentals, Inc.	69,313

TOTAL COMMON STOCK (Cost $1,552,473) - 98.03%		1,992,959

MONEY MARKET FUND - 1.22%
24,707	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 4.30% **	24,707
TOTAL MONEY MARKET FUND (Cost $24,707) - 1.22%		24,707

INVESTMENTS IN SECURITIES, AT VALUE (Cost $1,577,180) *** - 99.25%		2,017,666

OTHER ASSETS LESS LIABILITIES - 0.75%		15,217

NET ASSETS - 100.00%		$2,032,883

* Represents non-income producing security during the period.
** Variable rate security; the money market rate shown represents the seven day yield at June 30, 2025.
*** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,604,974 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $453,737
Gross Unrealized Depreciation (41,045)
Net Unrealized Appreciation $412,692
ADR - American Depositary Receipt

	DSS AmericaFirst Monthly Risk-On Risk-Off Fund

	Schedule of Investments
	June 30, 2025

Shares		Value

COMMON STOCK - 67.77%

Aerospace & Defense - 7.63%
1,084	Huntington Ingalls Industries, Inc.	$ 261,743
413	The Boeing Co. *	86,536
		348,279
Banks - 2.99%
9,936	Nu Holdings Ltd. Class A (Cayman Islands) *	136,322

Biotechnology - 1.44%
1,822	TG Therapeutics, Inc. *	65,574

Broadline Retail - 2.68%
558	Amazon.com, Inc. *	122,420

Electrical Equipment - 3.40%
1,185	Nextracker, Inc. Class A *	64,428
2,292	NuScale Power Corp. Class A *	90,671
		155,099
Hospital & Medical Service Plans - 2.18%
319	UnitedHealth Group, Inc.	99,518

Interactive Media & Services - 2.34%
145	Meta Platforms, Inc. Class A	107,023

Metals & Mining - 13.55%
1,753	Agnico Eagle Mines Ltd.	208,484
11,245	Barrick Mining Corp.	234,121
3,014	Newmont Corp.	175,596
		618,201
Oil, Gas & Consumable Fuels - 4.30%
335	BWX Technologies, Inc.	48,260
11,005	Peabody Energy Corp.	147,687
		195,947
Pharmaceuticals - 4.74%
1,530	Bristol-Myers Squibb Co.	70,824
1,539	Verona Pharma PLC ADR *	145,559
		216,383
Semiconductors & Semiconductor - 14.07%
182	Broadcom, Inc.	50,168
3,032	Micron Technology, Inc.	373,694
1,383	NVIDIA Corp.	218,500
		642,362
Software - 2.85%
594	Oracle Corp.	129,866

Health Care Equipment & Supplies - 3.59%
1,879	DexCom, Inc. *	164,018

Textiles, Apparel & Luxury Goods - 2.01%
890	Deckers Outdoor Corp. *	91,732

TOTAL COMMON STOCK (Cost $2,734,652) - 67.77%		3,092,744

MONEY MARKET FUND - 31.91% (a)
1,456,570	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 4.30% **	1,456,570
TOTAL MONEY MARKET FUND (Cost $1,456,570) - 31.91%		1,456,570

INVESTMENTS IN SECURITIES, AT VALUE (Cost $4,191,222) *** - 99.68%		4,549,314

OTHER ASSETS LESS LIABILITES - 0.32%		14,435

NET ASSETS - 100.00%		$ 4,563,749

* Represents non-income producing security during the period.
** Variable rate security; the money market rate shown represents the seven day yield at June 30, 2025.
*** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,244,144 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $ 384,309
Gross Unrealized Depreciation (79,139)
Net Unrealized Appreciation $ 305,170
ADR - American Depositary Receipt
(a) The annual report of the fund can be found on www.sec.gov.

	DSS AmericaFirst Income Fund

	Schedule of Investments
	June 30, 2025

Shares		Value

COMMON STOCK - 78.71%

Aerospace & Defense - 7.56%
2,316	Huntington Ingalls Industries, Inc.	$ 559,221
1,922	RTX Corp.	280,650
		839,871
Banks - 5.11%
5,546	Bank of America Corp.	262,437
7,421	Fifth Third Bancorp	305,226
		567,663
Capital Markets - 7.49%
2,426	Blackstone, Inc.	362,881
12,436	Hercules Capital, Inc.	227,330
2,271	State Street Corp.	241,498
		831,709
Containers & Packaging - 1.45%
854	Packaging Corp. of America	160,936

Electric Utilities - 2.75%
2,589	Duke Energy Corp.	305,502

Energy Equipment & Services - 2.02%
5,865	Baker Hughes Co. Class A	224,864

Financial Services - 5.94%
2,421	Fidelity National Information Services, Inc.	197,094
5,213	Jackson Financial, Inc. Class A	462,862
		659,956
Household Products - 2.28%
1,969	Kimberly-Clark Corp.	253,843

Insurance - 2.51%
3,466	Metlife, Inc.	278,736

Interactive Media & Services - 2.74%
412	Meta Platforms, Inc. Class A	304,093

Metals & Mining - 12.85%
3,748	Agnico Eagle Mines Ltd.	445,750
23,875	Barrick Mining Corp.	497,077
8,321	Newmont Corp.	484,781
		1,427,608
Multi-Utilities - 5.28%
4,390	Dominion Energy, Inc.	248,123
4,015	Public Service Enterprise Group, Inc.	337,983
		586,106
Oil, Gas & Consumable Fuels - 2.81%
23,273	Peabody Energy Corp.	312,324

Semiconductors & Semiconductor - 7.69%
1,724	Broadcom, Inc.	475,221
42,496	Himax Technologies, Inc. ADR	379,489
		854,710
Software - 2.57%
1,304	Oracle Corp.	285,093

Specialty Retail - 1.67%
1,507	The TJX Cos., Inc.	186,099

Technology Hardware, Storage & Peripherals - 2.04%
1,569	Seagate Technology Holdings PLC (Singapore)	226,454

Tobacco - 3.95%
2,412	Philip Morris International, Inc.	439,298

TOTAL COMMON STOCK (Cost $7,709,714) - 78.71%		8,744,865

REAL ESTATE INVESTMENT TRUSTS - 8.59%

Health Care REITs - 1.98%
3,476	Ventas, Inc.	219,509

Residential REITs - 4.40%
1,079	AvalonBay Communities, Inc.	219,577
3,983	Equity Residential	268,813
		488,390
Specialized REITs - 2.21%
309	Equinix, Inc.	245,800

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $902,255) - 8.59%		953,699

MONEY MARKET FUND - 12.15%
1,349,755	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 4.30% *	1,349,755
TOTAL MONEY MARKET FUND (Cost $1,349,755) - 12.15%		1,349,755

INVESTMENTS IN SECURITIES, AT VALUE (Cost $9,961,724) ** - 99.45%		11,048,319

OTHER ASSETS LESS LIABILITIES - 0.55%		61,021

NET ASSETS - 100.00%		$11,109,340

* Variable rate security; the money market rate shown represents the seven day yield at June 30, 2025.
** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,056,927 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $ 1,245,559
Gross Unrealized Depreciation (254,167)
Net Unrealized Appreciation $ 991,392

DSS AmericaFirst Funds

Statements of Assets and Liabilities
June 30, 2025

	Alpha Trends Factor Fund	Monthly Risk-On Risk-Off Fund	Income Fund
Assets:
Investments in Securities, at Value (Cost $1,577,180; $4,191,222; and $9,961,724	$ 2,017,666	$ 4,549,314	$ 11,048,319
, respectively)
Receivables:
Due from Manager	17,548	4,849	11,378
Dividends & Interest	2,920	4,951	36,663
Due from Affiliated Funds	-	-	11,750
Prepaid Expenses	10,770	16,241	23,577
Total Assets	2,048,904	4,575,355	11,131,687
Liabilities:
Payables:
Compliance Consultant Fees	875	875	1,340
Custodian Fees	428	569	1,079
Transfer Agent & Administration Fees	1,718	2,021	2,868
Due to Affiliated Funds	9,430	2,320	-
Distribution (12b-1) Fees	221	1,192	2,697
Trustee Fees	1,340	2,343	10,171
Servicing Fees	458	78	2,330
Audit Fees	361	861	360
Other Expenses	1,190	1,347	1,502
Total Liabilities	16,021	11,606	22,347
Net Assets	$ 2,032,883	$ 4,563,749	$ 11,109,340

Net Assets Consist of:
Paid In Capital	$ 1,504,392	$ 15,873,659	$ 20,771,025
Accumulated Earnings (Deficit)	528,491	(11,309,910)	(9,661,685)
Net Assets	$ 2,032,883	$ 4,563,749	$ 11,109,340

Class A Shares
Net Assets	$ 778,390	$ 1,436,904	$ 3,681,485
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	56,760	90,546	894,758
Net asset value per share	$ 13.71	$ 15.87	$ 4.11
Short-term redemption price per share (a)	$ 13.58	$ 15.71	$ 4.07
Minimum redemption price per share (d)	$ 13.58	$ 15.71	$ 4.07
Maximum offering price per share (b)	$ 14.44	$ 16.70	$ 4.29

Class I Shares
Net Assets	$ 1,052,341	$ 1,345,139	$ 6,319,379
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	73,614	74,069	1,416,225
Net asset value and offering price per share	$ 14.30	$ 18.16	$ 4.46
Short-term redemption price per share (a)	$ 14.15	$ 17.98	$ 4.42

Class U Shares
Net Assets	$ 202,152	$ 1,781,706	$ 1,108,476
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	15,813	120,925	256,206
Net asset value per share	$ 12.78	$ 14.73	$ 4.33
Short-term redemption price per share (a)	$ 12.66	$ 14.59	$ 4.28
Minimum redemption price per share (d)	$ 12.66	$ 14.59	$ 4.28
Maximum offering price per share (c)	$ 13.11	$ 15.11	$ 4.41

(a) A redemption fee of 1.00% is imposed in the event of certain redemption transactions occurring within 90 days of purchase.
(b) Maximum offering price includes a maximum front-end sales load of 5.00%; 5.00%; and 4.00%, respectively.
(c) Maximum offering price includes a maximum front-end sales load of 2.50%; 2.50%; and 2.00%, respectively.
(d) Investment in Class A and Class U shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 12 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions). Assumes 1% redemption fee described in (a) does not apply.
The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Funds

Statements of Operations
For the year ended June 30, 2025
Investment Income:	Alpha Trends Factor Fund	Monthly Risk-On Risk-Off Fund	Income Fund
Dividend Income (net of foreign withholdings of $205, $418, and $377, respectively)	$ 24,640	$ 32,925	$ 468,274
Interest Income	7,602	52,373	32,583
Total Investment Income	32,242	85,298	500,857

Expenses:
Management Fees	28,438	46,271	189,812
Distribution (12b-1) Fees:
Class A	2,483	2,573	3,527
Class U	1,973	11,906	4,936
Transfer Agent & Administration Fees	23,411	27,669	44,095
Shareholder Service Fees	595	4,731	34,206
Compliance Consultant Fees	7,291	7,292	7,757
Registration Fees	17,551	24,493	20,674
Audit Fees	16,969	16,750	16,250
Legal Fees	8,323	19,752	71,276
Insurance Fees	1,557	4,084	18,656
Miscellaneous Fees	4,527	9,612	26,039
Other Fees	1,435	3,740	14,261
Nasdaq Fees	2,650	2,504	2,520
Custodial Fees	4,870	6,518	8,765
Trustees Fees	5,453	10,935	38,637
Printing and Mailing Fees	1,421	2,601	8,525
Total Expenses	128,947	201,431	509,936
Fees Waived and Expenses Reimbursed by the Manager	(81,797)	(63,345)	(132,312)
Net Expenses	47,150	138,086	377,624

Net Investment Income (Loss)	(14,908)	(52,788)	123,233

Net Realized Gain (Loss) on:
Investments in Securities	218,401	928,052	1,178,308
Capital Gain Distributions Received from Other Investment Companies	-	-	10,213
Net Realized Gain	218,401	928,052	1,188,521

Net Change in Unrealized Appreciation (Depreciation) on:
Investments in Securities	(105,283)	(265,645)	(797,596)
Net Change in Unrealized Depreciation	(105,283)	(265,645)	(797,596)

Net Realized and Unrealized Gain	113,118	662,407	390,925

Net Increase in Net Assets Resulting from Operations	$ 98,210	$ 609,619	$ 514,158

The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Alpha Trends Factor Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	6/30/2025	6/30/2024
Increase (Decrease) in Net Assets Resulting From Operations:
Net Investment Loss	$ (14,908)	$ (14,138)
Net Realized Gain on Investments in Securities and Securities Sold Short	218,401	190,087
Net Change in Unrealized Appreciation (Depreciation) on Investments in Securities	(105,283)	265,009
Net Increase in Net Assets Resulting from Operations	98,210	440,958

Distributions to Shareholders:
Distributions:
Class A	(14,730)	-
Class I	(17,243)	-
Class U	(3,325)	-
Total Distributions Paid to Shareholders	(35,298)	-

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	14,443	-
Class I	7,891	53,172
Class U	1	-
Reinvestment of Distributions:
Class A	14,163	-
Class I	16,261	-
Class U	2,864	-
Cost of Shares Redeemed:
Class A	(269,955)	(597,981)
Class I	(191,478)	(209,507)
Class U	(1,450)	(80,257)
Redemption Fees	502	398
Net Decrease in Net Assets from Capital Share Transactions	(406,758)	(834,175)

Net Decrease in Net Assets	(343,846)	(393,217)

Net Assets:
Beginning of Year	2,376,729	2,769,946
End of Year	$ 2,032,883	$ 2,376,729

Share Activity
Class A:
Shares Sold	1,088	-
Shares Reinvested	1,054	-
Shares Redeemed	(20,064)	(50,859)
Net Decrease in Shares of Beneficial Interest Outstanding	(17,922)	(50,859)

Class I:
Shares Sold	549	3,925
Shares Reinvested	1,161	-
Shares Redeemed	(14,260)	(17,218)
Net Decrease in Shares of Beneficial Interest Outstanding	(12,550)	(13,293)

Class U:
Shares Sold	-	-
Shares Reinvested	227	-
Shares Redeemed	(117)	(7,350)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	110	(7,350)

The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Monthly Risk-On Risk-Off Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	6/30/2025	6/30/2024
Increase (Decrease) in Net Assets Resulting From Operations:
Net Investment Loss	$ (52,788)	$ (66,703)
Net Realized Gain on Investments in Securities and Securities Sold Short	928,052	523,395
Net Change in Unrealized Appreciation (Depreciation) on Investments in Securities	(265,645)	108,172
Net Increase in Net Assets Resulting from Operations	609,619	564,864

Capital Share Transactions:

Proceeds from Sale of Shares:
Class A	16,943	6,650
Class I	2,123	32,874
Class U	65,650	1,170
Cost of Shares Redeemed:
Class A	(295,174)	(576,822)
Class I	(180,956)	(280,196)
Class U	(288,950)	(464,549)
Redemption Fees	118	11
Net Decrease in Net Assets from Capital Share Transactions	(680,246)	(1,280,862)

Net Increase (Decrease) in Net Assets	(70,627)	(715,998)

Net Assets:
Beginning of Year	4,634,376	5,350,374
End of Year	$ 4,563,749	$ 4,634,376

Share Activity
Class A:
Shares Sold	1,082	497
Shares Redeemed	(19,339)	(43,072)
Net Decrease in Shares of Beneficial Interest Outstanding	(18,257)	(42,575)

Class I:
Shares Sold	128	1,936
Shares Redeemed	(10,747)	(19,991)
Net Decrease in Shares of Beneficial Interest Outstanding	(10,619)	(18,055)

Class U:
Shares Sold	5,197	95
Shares Redeemed	(21,222)	(39,241)
Net Decrease in Shares of Beneficial Interest Outstanding	(16,025)	(39,146)

The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Income Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	6/30/2025	6/30/2024
Increase (Decrease) in Net Assets Resulting From Operations:
Net Investment Income	$ 123,233	$ 452,281
Net Realized Gain (Loss) on Investments in Securities and Securities Sold Short	1,188,521	(848,434)
Net Change in Unrealized Appreciation (Depreciation) on Investments in Securities	(797,596)	2,046,559
Net Increase in Net Assets Resulting from Operations	514,158	1,650,406

Distributions to Shareholders:
Distributions
Class A	(27,067)	(108,667)
Class I	(80,992)	(295,187)
Class U	(3,279)	(30,538)
Return of Capital
Class A	(425,893)	(488,546)
Class I	(796,697)	(870,959)
Class U	(109,581)	(143,237)
Total Distributions Paid to Shareholders	(1,443,509)	(1,937,134)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	171,308	847,177
Class I	678,088	4,461,648
Class U	31,693	163,831
Reinvestment of Distributions:
Class A	374,398	493,419
Class I	808,830	1,137,643
Class U	83,366	135,153
Cost of Shares Redeemed:
Class A	(2,082,469)	(2,685,218)
Class I	(5,613,155)	(7,443,390)
Class U	(658,783)	(1,618,344)
Redemption Fees	203	1,803
Net Decrease in Net Assets from Capital Share Transactions	(6,206,521)	(4,506,278)

Net Decrease in Net Assets	(7,135,872)	(4,793,006)

Net Assets:
Beginning of Year	18,245,212	23,038,218
End of Year	$ 11,109,340	$ 18,245,212

Share Activity
Class A:
Shares Sold	38,596	191,992
Shares Reinvested	85,906	113,170
Shares Redeemed	(463,399)	(615,850)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(338,897)	(310,688)

Class I:
Shares Sold	139,812	946,389
Shares Reinvested	170,510	243,615
Shares Redeemed	(1,202,442)	(1,584,122)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(892,120)	(394,118)

Class U:
Shares Sold	6,780	36,181
Shares Reinvested	18,253	29,887
Shares Redeemed	(138,923)	(355,297)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(113,890)	(289,229)

The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Alpha Trends Factor Fund - Class A

Financial Highlights
Selected data for a share outstanding throughout each year presented.

	Years Ended
	6/30/2025	6/30/2024	6/30/2023	6/30/2022		6/30/2021

Net Asset Value, at Beginning of Year	$ 13.28	$ 11.06	$ 9.52	$ 13.96		$ 10.57

From Investment Operations:
Net Investment Loss *	(0.10)	(0.07)	(0.02)	(0.15)		(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	0.74	2.29	1.64	(0.73)		3.46
Total from Investment Operations	0.64	2.22	1.62	(0.88)		3.39

Distributions from:
Net Realized Gain	(0.21)	-	(0.08)	(3.56)		-
Total Distributions	(0.21)	-	(0.08)	(3.56)		-

Paid in Capital From Redemption Fees *	-	-	-	-	(b)	-	(b)

Net Asset Value, at End of Year	$ 13.71	$ 13.28	$ 11.06	$ 9.52		$ 13.96

Total Return (a)	4.87%	20.07%	17.04%	(11.37)%		32.07%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 778	$ 992	$ 1,389	$ 1,522		$ 4,136
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (c)	5.74%	5.56%	4.30%	3.85%		3.26%
Ratio of Net Investment Loss to Average Net Assets (c)	(4.33)%	(3.96)%	(2.52)%	(2.57)%		(1.72)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (c)	2.13%	2.22%	2.00%	2.44%		2.14%
Ratio of Net Investment Loss to Average Net Assets (c)	(0.71)%	(0.61)%	(0.22)%	(1.16)%		(0.61)%
Portfolio Turnover	157.65%	76.48%	226.73%	433.66%		547.28%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) Less than $0.01 per share.
(c) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.
* Per share amounts are calculated using the average shares method.
The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Alpha Trends Factor Fund - Class I

Financial Highlights
Selected data for a share outstanding throughout each year presented.

	Years Ended
	6/30/2025		6/30/2024	6/30/2023		6/30/2022		6/30/2021

Net Asset Value, at Beginning of Year	$ 13.80		$ 11.46	$ 9.84		$ 14.29		$ 10.79

From Investment Operations:
Net Investment Income (Loss) *	(0.07)		(0.05)	0.00	(b)	(0.08)		(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	0.78		2.39	1.70		(0.81)		3.54
Total from Investment Operations	0.71		2.34	1.70		(0.89)		3.50

Distributions from:
Net Realized Gain	(0.21)		-	(0.08)		(3.56)		-
Total Distributions	(0.21)		-	(0.08)		(3.56)		-

Paid in Capital From Redemption Fees *	-	(b)	-	-		-	(b)	-	(b)

Net Asset Value, at End of Year	$ 14.30		$ 13.80	$ 11.46		$ 9.84		$ 14.29

Total Return (a)	5.20%		20.42%	17.30%		(11.16)%		32.44%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 1,052		$ 1,189	$ 1,140		$ 2,105		$ 1,340
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (c)	5.47%		5.30%	4.01%		3.83%		3.18%
Ratio of Net Investment Loss to Average Net Assets (c)	(4.05)%		(3.70)%	(2.24)%		(2.43)%		(1.62)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (c)	1.89%		1.98%	1.76%		2.05%		1.88%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)	(0.47)%		(0.38)%	0.00%		(0.64)%		(0.32)%
Portfolio Turnover	157.65%		76.48%	226.73%		433.66%		547.28%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.
(b) Less than $0.01 per share.
(c) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.
* Per share amounts are calculated using the average shares method.
The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Alpha Trends Factor Fund - Class U

Financial Highlights
Selected data for a share outstanding throughout each year presented.

	Years Ended
	6/30/2025	6/30/2024	6/30/2023	6/30/2022		6/30/2021

Net Asset Value, at Beginning of Year/Period	$ 12.49	$ 10.48	$ 9.10	$ 13.57		$ 10.35

From Investment Operations:
Net Investment Loss *	(0.18)	(0.16)	(0.09)	(0.22)		(0.16)
Net Realized and Unrealized Gain (Loss) on Investments	0.68	2.17	1.55	(0.69)		3.38
Total from Investment Operations	0.50	2.01	1.46	(0.91)		3.22

Distributions from:
Net Realized Gain	(0.21)	-	(0.08)	(3.56)		-
Total Distributions	(0.21)	-	(0.08)	(3.56)		-

Paid in Capital From Redemption Fees *	-	-	-	-	(b)	-	(b)

Net Asset Value, at End of Year/Period	$ 12.78	$ 12.49	$ 10.48	$ 9.10		$ 13.57

Total Return (a)	4.05%	19.18%	16.07%	(12.00)%		31.11%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 202	$ 196	$ 242	$ 229		$ 502
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (c)	6.47%	6.30%	5.01%	4.02%		3.46%
Ratio of Net Investment Loss to Average Net Assets (c)	(5.04)%	(4.71)%	(3.22)%	(2.67)%		(1.90)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (c)	2.87%	2.98%	2.75%	3.16%		2.88%
Ratio of Net Investment Loss to Average Net Assets (c)	(1.44)%	(1.39)%	(0.96)%	(1.82)%		(1.32)%
Portfolio Turnover	157.65%	76.48%	226.73%	433.66%		547.28%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) Less than $0.01 per share.
(c) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.
* Per share amounts are calculated using the average shares method.
The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Monthly Risk-On Risk-Off Fund - Class A

Financial Highlights
Selected data for a share outstanding throughout each year presented.

	Years Ended
	6/30/2025		6/30/2024	6/30/2023	6/30/2022		6/30/2021

Net Asset Value, at Beginning of Year	$ 13.91		$ 12.38	$ 11.60	$ 13.86		$ 12.24

From Investment Operations:
Net Investment Loss *	(0.16)		(0.20)	(0.12)	(0.24)		(0.20)
Net Realized and Unrealized Gain (Loss) on Investments	2.12		1.73	0.90	(2.02)		1.82
Total from Investment Operations	1.96		1.53	0.78	(2.26)		1.62

Paid in Capital From Redemption Fees *	-	(b)	-	-	-	(b)	-

Net Asset Value, at End of Year	$ 15.87		$ 13.91	$ 12.38	$ 11.60		$ 13.86

Total Return (a)	14.09%		12.36%	6.72%	(16.31)%		13.24%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 1,437		$ 1,513	$ 1,874	$ 2,173		$ 3,907
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (c)	4.21%		3.74%	3.32%	3.37%		2.53%
Ratio of Net Investment Loss to Average Net Assets (c)	(2.38)%		(2.39)%	(1.66)%	(1.97)%		(1.26)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (c)	2.90%		2.87%	2.69%	3.27%		2.84%
Ratio of Net Investment Loss to Average Net Assets (c)	(1.06)%		(1.52)%	(1.03)%	(1.87)%		(1.57)%
Portfolio Turnover	393.40%		290.73%	326.36%	690.99%		770.03%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) Less than $0.01 per share.
(c) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.
* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Monthly Risk-On Risk-Off Fund - Class I

Financial Highlights
Selected data for a share outstanding throughout each year presented.

	Years Ended
	6/30/2025		6/30/2024	6/30/2023	6/30/2022		6/30/2021

Net Asset Value, at Beginning of Year	$ 15.86		$ 13.94	$ 12.90	$ 15.22		$ 13.27

From Investment Operations:
Net Investment Income (Loss) *	(0.12)		(0.04)	0.03	(0.09)		(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	2.42		1.96	1.01	(2.23)		1.99
Total from Investment Operations	2.30		1.92	1.04	(2.32)		1.95

Paid in Capital From Redemption Fees *	-	(b)	-	-	-	(b)	-

Net Asset Value, at End of Year	$ 18.16		$ 15.86	$ 13.94	$ 12.90		$ 15.22

Total Return (a)	14.50%		13.77%	8.06%	(15.24)%		14.69%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 1,345		$ 1,343	$ 1,432	$ 2,178		$ 2,625
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (c)	4.04%		3.58%	3.16%	3.25%		2.40%
Ratio of Net Investment Loss to Average Net Assets (c)	(2.19)%		(2.23)%	(1.51)%	(1.90)%		(1.16)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (c)	2.56%		1.61%	1.44%	1.97%		1.56%
Ratio of Net Investment Loss to Average Net Assets (c)	(0.71)%		(0.26)%	0.21%	(0.62)%		(0.32)%
Portfolio Turnover	393.40%		290.73%	326.36%	690.99%		770.03%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.
(b) Less than $0.01 per share.
(c) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.
* Per share amounts are calculated using the average shares method.
The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Monthly Risk-On Risk-Off Fund - Class U

Financial Highlights
Selected data for a share outstanding throughout each year presented.

	Years Ended
	6/30/2025		6/30/2024	6/30/2023	6/30/2022		6/30/2021

Net Asset Value, at Beginning of Year	$ 12.98		$ 11.61	$ 10.93	$ 13.13		$ 11.65

From Investment Operations:
Net Investment Loss *	(0.21)		(0.25)	(0.17)	(0.29)		(0.25)
Net Realized and Unrealized Gain (Loss) on Investments	1.96		1.62	0.85	(1.91)		1.73
Total from Investment Operations	1.75		1.37	0.68	(2.20)		1.48

Paid in Capital From Redemption Fees *	-	(b)	-	-	-	(b)	-

Net Asset Value, at End of Year	$ 14.73		$ 12.98	$ 11.61	$ 10.93		$ 13.13

Total Return (a)	13.48%		11.80%	6.22%	(16.76)%		12.70%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 1,782		$ 1,778	$ 2,045	$ 2,329		$ 3,640
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (c)	4.72%		4.29%	3.86%	3.63%		2.73%
Ratio of Net Investment Loss to Average Net Assets (c)	(2.88)%		(2.94)%	(2.19)%	(2.25)%		(1.47)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (c)	3.40%		3.37%	3.19%	3.75%		3.34%
Ratio of Net Investment Loss to Average Net Assets (c)	(1.55)%		(2.02)%	(1.53)%	(2.37)%		(2.08)%
Portfolio Turnover	393.40%		290.73%	326.36%	690.99%		770.03%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) Less than $0.01 per share.
(c) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.
* Per share amounts are calculated using the average shares method.
The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Income Fund - Class A

Financial Highlights
Selected data for a share outstanding throughout each year presented.

	Years Ended
	6/30/2025	6/30/2024	6/30/2023	6/30/2022	6/30/2021

Net Asset Value, at Beginning of Year	$ 4.45	$ 4.52	$ 4.95	$ 5.89	$ 4.84

From Investment Operations:
Net Investment Income *	0.03	0.08	0.11	0.03	0.08
Net Realized and Unrealized Gain (Loss) on Investments	0.07	0.29	(0.10)	(0.53)	1.41
Total from Investment Operations	0.10	0.37	0.01	(0.50)	1.49

Distributions from:
Net Investment Income	(0.02)	(0.08)	(0.11)	(0.04)	(0.07)
Return of Capital	(0.42)	(0.36)	(0.33)	(0.40)	(0.37)
Total Distributions	(0.44)	(0.44)	(0.44)	(0.44)	(0.44)

Paid in Capital From Redemption Fees (b) *	-	-	-	-	-

Net Asset Value, at End of Year	$ 4.11	$ 4.45	$ 4.52	$ 4.95	$ 5.89

Total Return (a)	2.25%	8.94%	0.30%	(8.97)%	32.34%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 3,681	$ 5,484	$ 6,974	$ 4,715	$ 4,462
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets	3.40%	2.83%	2.52%	3.35%	3.16%
Ratio of Net Investment Income (Loss) Average Net Assets	(0.11)%	1.60%	2.18%	0.04%	1.02%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets	2.68%	2.60%	2.45%	2.79%	2.60%
Ratio of Net Investment Income to Average Net Assets	0.60%	1.83%	2.25%	0.60%	1.57%
Portfolio Turnover	124.82%	155.61%	446.89%	571.51%	677.36%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) Less than $0.01 per share.
* Per share amounts are calculated using the average shares method.
The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Income Fund - Class I

Financial Highlights
Selected data for a share outstanding throughout each year presented.

	Years Ended
	6/30/2025	6/30/2024	6/30/2023	6/30/2022	6/30/2021

Net Asset Value, at Beginning of Year	$ 4.79	$ 4.81	$ 5.22	$ 6.18	$ 5.04

From Investment Operations:
Net Investment Income *	0.05	0.12	0.16	0.10	0.13
Net Realized and Unrealized Gain (Loss) on Investments	0.08	0.32	(0.11)	(0.60)	1.47
Total from Investment Operations	0.13	0.44	0.05	(0.50)	1.60

Distributions from:
Net Investment Income	(0.04)	(0.11)	(0.15)	(0.05)	(0.12)
Return of Capital	(0.42)	(0.35)	(0.31)	(0.41)	(0.34)
Total Distributions	(0.46)	(0.46)	(0.46)	(0.46)	(0.46)

Paid in Capital From Redemption Fees * (b)	-	-	-	-	-

Net Asset Value, at End of Year	$ 4.46	$ 4.79	$ 4.81	$ 5.22	$ 6.18

Total Return (a)	2.67%	9.86%	1.03%	(8.61)%	33.30%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 6,319	$ 11,049	$ 12,995	$ 6,300	$ 2,075
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets	3.30%	2.68%	2.32%	3.12%	3.04%
Ratio of Net Investment Income to Average Net Assets	0.02%	1.73%	2.47%	0.48%	1.15%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets	2.29%	1.79%	1.66%	1.91%	1.80%
Ratio of Net Investment Income to Average Net Assets	1.02%	2.62%	3.13%	1.69%	2.39%
Portfolio Turnover	124.82%	155.61%	446.89%	571.51%	677.36%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) Less than $0.01 per share.
* Per share amounts are calculated using the average shares method.
The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Income Fund - Class U

Financial Highlights
Selected data for a share outstanding throughout each year presented.

	Years Ended
	6/30/2025		6/30/2024	6/30/2023	6/30/2022	6/30/2021

Net Asset Value, at Beginning of Year	$ 4.63		$ 4.65	$ 5.06	$ 5.99	$ 4.90

From Investment Operations:
Net Investment Income *	0.00	(b)	0.06	0.08	0.01	0.06
Net Realized and Unrealized Gain (Loss) on Investments	0.09		0.31	(0.10)	(0.55)	1.42
Total from Investment Operations	0.09		0.37	(0.02)	(0.54)	1.48

Distributions from:
Net Investment Income	(0.01)		(0.07)	(0.09)	(0.04)	(0.05)
Return of Capital	(0.38)		(0.32)	(0.30)	(0.35)	(0.34)
Total Distributions	(0.39)		(0.39)	(0.39)	(0.39)	(0.39)

Paid in Capital From Redemption Fees (b) *	-		-	-	-	-

Net Asset Value, at End of Year	$ 4.33		$ 4.63	$ 4.65	$ 5.06	$ 5.99

Total Return (a)	1.93%		8.57%	(0.36)%	(9.46)%	31.53%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 1,108		$ 1,712	$ 3,068	$ 2,636	$ 1,860
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets	3.69%		3.21%	2.99%	3.83%	3.52%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.40)%		1.25%	1.69%	(0.37)%	0.68%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets	3.19%		3.09%	2.95%	3.26%	3.07%
Ratio of Net Investment Income to Average Net Assets	0.10%		1.37%	1.72%	0.19%	1.13%
Portfolio Turnover	124.82%		155.61%	446.89%	571.51%	677.36%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) Less than $0.01 per share.
* Per share amounts are calculated using the average shares method.
The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Funds

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2025

 1. ORGANIZATION AND SIGNIFCANT ACCOUNTING POLICIES

DSS AmericaFirst Funds (the “Trust”), previously DSS AmericaFirst Quantitative Funds, and previously Americafirst Quantitative Funds, was reorganized as a Delaware statutory trust on January 4, 2013. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of three series: DSS AmericaFirst Alpha Trends Factor Fund (formerly known as DSS AmericaFirst Large Cap Share Buyback Fund), DSS AmericaFirst Monthly Risk-On Risk-Off Fund, and DSS AmericaFirst Income Fund (each a “Fund” and collectively, the “Funds”). The Funds are registered as diversified series of the Trust. The investment objectives of each Fund are set forth below. AmericaFirst Capital Management, LLC is the former investment advisor to the Funds. AmericaFirst Wealth Management, Inc. is the current investment advisor to the Funds (“Manager”).

DSS AmericaFirst Alpha Trends Factor Fund (“Alpha Trends Factor Fund”) commenced operations on January 31, 2017. The Fund’s investment objective is to provide growth of capital.

DSS AmericaFirst Monthly Risk-On Risk-Off Fund (“Risk-On Risk-Off Fund”) commenced operations on February 26, 2010. The Fund’s investment objective is to achieve capital appreciation with a focus on producing positive returns regardless of the direction of financial markets.

DSS AmericaFirst Income Fund (“Income Fund”) commenced operations on July 1, 2010. The Fund’s investment objective is to achieve a high rate of current income with less volatility than common stocks as measured by standard deviation. The Fund seeks total return as a secondary investment objective.

The Funds each offer three classes of shares, Class A, Class I, and Class U. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

a)       Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

In the absence of prices from a pricing service, or if market quotations are not readily available, fair value will be determined under the Funds' valuation procedures adopted pursuant to Rule 2a-5. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

Equity securities. Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Board believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Board determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the valuation committee, subject to review of the Board of Trustees and are categorized in level 2 or level 3, when appropriate.

Exchange Traded Funds (“exchange traded fund” or “ETF”) – The Funds may invest in exchange traded funds. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.”

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2025 for each Fund’s assets and liabilities measured at fair value:

Alpha Trends Factor Fund

Assets	Total
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$1,992,959	$1,992,959	$—	$—
Money Market Fund	24,707	24,707	—	—
Total	$2,017,666	$2,017,666	$—	$—

Risk-On Risk-Off Fund

Assets	Total
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$3,092,744	$3,092,744	$—	$—
Money Market Fund	1,456,570	1,456,570	—	—
Total	$4,549,314	$4,549,314	$—	$—

Income Fund

Assets	Total
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$8,744,865	$8,744,865	$—	$—
Real Estate Investment Trusts	953,699	953,699	—	—
Money Market Fund	1,349,755	1,349,755	—	—
Total	$11,048,319	$11,048,319	$—	$—

(1)	As of and during the year ended June 30, 2025, none of the Funds held securities that were considered to be “Level 3” securities.

(2)	For a detailed break-out of securities by investment industry please refer to the Schedules of Investments.

b)       Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own, but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which a fund sold the security short.

c)       Federal Income Tax – The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies (“RIC”), and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions on returns filed for open tax years (2022-2024) or expected to be taken in the Funds’ 2025 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal jurisdiction where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

d)       Distribution to Shareholders - Distributions from investment income and net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, mark-to-market on open Section 1256 contracts) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

e)       Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold, or amortized cost with bonds, with the net sales proceeds. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis using the effective interest method. Discounts and premiums on debt securities are amortized over their respective lives, with premiums on callable bonds are amortized to the earliest call date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

 f)       Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on average net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

g)       Foreign Currency – The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

h)       Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i)       Commitments and Contingencies – In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

j)       ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by each Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

k) Credit Risk - The deposits held in each Fund’s portfolio include deposits in a checking account and money market deposit account. These deposits will be limited to accounts with Federal Deposit Insurance Corporation (“FDIC”) insured banks or savings and loan associations which are backed by the full faith and credit of the U.S. Government. Deposits that Congress affirmed to be backed by the full faith and credit of the U.S. Government are those that the resources of the U.S. Government stand behind. Further, each of the Fund’s deposits will not exceed the FDIC’s Standard Maximum Deposit Insurance Amount (“SMDIA”) which currently is $250,000 per depositor, per insured bank inclusive of the principal and accrued interest for each deposit. To the extent the Fund’s deposits with a particular bank exceed the federally insured limit; any amount of the Fund’s deposit over the federally insured limit will not be covered by FDIC insurance.

l)       Fifth Third Bank (the "Custodian"), the Funds' custodian, allowed cash overdrafts during the fiscal year when insufficient cash was available in the Funds' custodial accounts to meet its obligations.

m) Distributions from REITs - Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

n)       Debt Securities Risk -  When the Fund invests in debt securities the value of your investment in the Fund will fluctuate with changes in interest rates.  Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).  Convertible debt is a hybrid security that has characteristics of both debt and equity securities and is subject to risks associated with both debt and equity securities.

o)        Foreign Exposure Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

2. INVESTMENT TRANSACTIONS

For the year ended June 30, 2025, aggregate purchases and sales of investment securities (excluding short-term investments and government securities) for the Funds were as follows:

	Purchases	Sales
Alpha Trends Factor Fund	$3,296,403	$3,677,164
Risk-On Risk-Off Fund	13,092,287	14,852,786
Income Fund	18,023,308	26,728,655

  3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

AmericaFirst Wealth Management, Inc. (“AmericaFirst,” or the “Manager”) acts as investment advisor for the Funds pursuant to the terms of an Investment Management Agreement with the Trust (the “Management Agreement”) effective October 1, 2021. On or about June 13, 2024, DSS Wealth Management, Inc. was renamed to AmericaFirst Wealth Management, Inc. Under the terms of the Management Agreement, AmericaFirst is responsible for formulating the Funds’ investment policies, making ongoing investment decisions and engaging in portfolio transactions. The Management Agreement provides that the Manager will provide the Funds with investment advice and supervision and will continuously furnish an investment program for the Funds consistent with the investment objectives and policies of the Funds. For its services under the Management Agreement, the Manager is paid a monthly (or more frequently) management fee at the annual rate of the average daily net assets were as follows:

Alpha Trends Factor Fund	1.25%
Risk-On Risk-Off Fund	1.00%
Income Fund	1.25%

For the year ended June 30, 2025, total management fees were as follows:

Alpha Trends Factor Fund	$ 28,438
Risk-On Risk-Off Fund	$ 46,271
Income Fund	$189,812

Effective October 1, 2021, AmericaFirst and the Funds have entered into Expense Limitation Agreements (“Expense Limits”) under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses exclusive of: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; (vi) legal fees; (vii) specialized pricing services, (viii) proxy costs not born by the Manager or another party, (ix) unusual or unanticipated audit costs, (x) change in service provider transition expenses, and (xi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Manager) at the ratios to average daily net assets detailed below.

	Class A	Class I	Class U	Expiration
Alpha Trends Factor Fund	1.75%	1.50%	2.50%	October 31, 2024
Risk-On Risk-Off Fund	2.45%	1.20%	2.95%	October 31, 2024
Income Fund	2.20%	1.40%	2.70%	October 31, 2024

Effective November 1, 2024, AmericaFirst and the Funds have entered into Expense Limitation Agreements (“Expense Limits”) under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses exclusive of: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; (vi) legal fees; (vii) specialized pricing services, (viii) proxy costs not born by the Manager or another party, (ix) unusual or unanticipated audit costs, (x) change in service provider transition expenses, and (xi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Manager) at the ratios to average daily net assets detailed below.

	Class A	Class I	Class U	Expiration
Alpha Trends Factor Fund	1.75%	1.52%	2.50%	October 31, 2025
Risk-On Risk-Off Fund	2.45%	2.56%	2.95%	October 31, 2025
Income Fund	2.20%	2.08%	2.70%	October 31, 2025

These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits and any expense limits in place at the time of the recoupment.

June 30, 2028
Alpha Trends Factor Fund
Class A	$34,199
Class I	$40,499
Class U	$7,099
Risk-On Risk-Off Fund
Class A	$19,604
Class I	$20,473
Class U	$23,268
Income Fund
Class A	$32,862
Class I	$92,642
Class U	$6,808

June 30, 2027
Alpha Trends Factor Fund
Class A	$37,803
Class I	$37,563
Class U	$7,115
Risk-On Risk-Off Fund
Class A	$14,847
Class I	$25,075
Class U	$17,211
Income Fund
Class A	$13,965
Class I	$106,126
Class U	$2,575
June 30, 2026
Alpha Trends Factor Fund
Class A	$32,937
Class I	$46,550
Class U	$5,350
Risk-On Risk-Off Fund
Class A	$12,484
Class I	$33,277
Class U	$14,921
Income Fund
Class A	$4,438
Class I	$68,136
Class U	$975

Distributor – The Trust has adopted a Distribution Plan (“Plan”), pursuant to rule 12b-1 under the 1940 Act for each class of shares, other than class I, which allows the Funds to pay to the distributor a monthly fee for distribution and shareholder servicing expenses. Under the Plan, the Funds may pay up to 0.25% for Class A and 1.00% Class U per year of its average daily net assets for such distribution and shareholder service activities. During the year ended June 30, 2025, fees incurred under the Plan were as follows:

Alpha Trends Factor Fund
Class A $2,438 Class U $1,973 Risk-On Risk-Off Fund
Class A $2,573 Class U $11,906 Income Fund Class A $3,527 Class U $4,936

Mutual Shareholder Services, LLC (“MSS”) serves as the Funds’ Transfer Agent and Accounting Agent. Certain employees of MSS are Officers of the Trust.

As of June 30, 2025, the Manager owed the Alpha Trends Factor Fund, Risk-On Risk-Off Fund and Income Fund each $17,548, $4,849 and $11,378, respectively.

Effective February 23, 2024 thru September 30, 2024, Empirical Administration, LLC (“Empirical”) was appointed to provide a CCO to the Trust. As CCO Empirical charges $500 a month, per each Fund. For the year ended June 30, 2025 Empirical earned $10,500.

Effective September 26, 2024, Jason Grady was appointed as President, Chief Executive Officer, and Principal Executive Officer; James Monaghan was appointed as Chief Compliance Officer; and Daniel Lew was appointed as Vice President.

4. REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares within 90 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption occurs.

For the year ended June 30, 2025, redemption fees were assessed as follows:

Alpha Trends Factor Fund	$502
Risk-On Risk-Off Fund	$118
Income Fund	$203

For the year ended June 30, 2024, redemption fees were assessed as follows:

Alpha Trends Factor Fund	$ 398
Risk-On Risk-Off Fund	$ 11
Income Fund	$1,803

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the year ended June 30, 2025 and the year ended June 30, 2024 were as follows:

For the year ended June 30, 2025:

	Ordinary	Long-Term
	Income	Capital Gains	Return of Capital	Total
Alpha Trends Factor Fund	$-	$35,298	$-	$35,298
Income Fund	111,338	—	1,332,171	1,443,509

For the year ended June 30, 2024:

	Ordinary	Long-Term
	Income	Capital Gains	Return of Capital	Total
Income Fund	$434,392	$-	$1,502,742	$1,937,134

As of June 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income/(Loss)	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings/(Deficits)

Alpha Trends Factor Fund	$—	$121,845	$(6,046)	$—	$—	$412,692	$528,491
Risk-On Risk-Off Fund	—	—	(15,144)	(11,599,936)	—	305,170	(11,309,910)
Income Fund	—	—	—	(10,653,077)	—	991,392	(9,661,685)

The difference between book basis and tax basis unrealized appreciation/ (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and return of capital distributions from underlying investments.

Under current tax law, certain capital losses realized after October 31, and certain ordinary losses realized after December 31 but before the end of the fiscal year (“Post-October Losses” and “Late Year Losses”, respectively) may be deferred and treated as occurring on the first business day of the following fiscal year. The Funds incurred and elected to defer such late year ordinary losses as follows:

Late Year
Losses
Alpha Trends Factor Fund	$6,046
Risk-On Risk-Off Fund	15,144

At June 30, 2025, the Funds below had capital loss carry forwards with no expiration date for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total
Risk-On Risk-Off Fund	9,659,919	1,940,017	11,599,936
Income Fund	10,653,077	—	10,653,077

For the year ended June 30, 2025, the Alpha Trends Factor Fund utilized $76,351 in capital loss carry forwards, the Risk-On Risk-Off Fund utilized $962,505 in capital loss carry forwards and the Income Fund utilized $1,251,527 in capital loss carry forwards.

Permanent book and tax differences, primarily attributable to net operating losses, resulted in reclassifications for the fiscal year ended June 30, 2025 as follows:

	Paid In Capital	Accumulated Earnings (Deficit)

Alpha Trends Factor Fund	$(18,443)	$18,443
Risk-On Risk-Off Fund	(78,197)	78,197

NOTE 6. MARKET RISK

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Funds and their investments or to the Funds’ net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

NOTE 7. SEGMENT REPORTING

Each Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Adviser to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to a Fund based on performance measurements. Due to the significance of oversight and their role, the portfolio manager of the Adviser is deemed to be the Chief Operating Decision Maker.

NOTE 8. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2025, Pershing LLC, held in omnibus accounts for the benefit of others, approximately 54.38% of the voting securities of the Alpha Fund and may be deemed to control the Alpha Fund. However, the above ownership does not constitute control with respect to the Securities and Exchange Commission’s (“SEC's”) auditor independence rules as they are not beneficial owners with significant influence over the Alpha Fund. As of June 30, 2025, LPL Financial, held in omnibus accounts for the benefit of others, approximately 73.74% of the voting securities of the Income Fund and may be deemed to control the Income Fund. However, the above ownership does not constitute control with respect to the Securities and Exchange Commission’s (“SEC's”) auditor independence rules as they are not beneficial owners with significant influence over the Income Fund.

NOTE 9. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment in the financial statements.

However, the following disclosures are applicable:

Closure of the Funds

The Board of Trustees of DSS AmericaFirst Funds (the “Trust”) has concluded on August 1, 2025, that it is in the best interests of the Trust and its shareholders that the Funds cease operations.  The Board has determined to close the Funds and redeem all outstanding shares no later than the close of business on August 29, 2025.

Adviser Resignation

On July 1, 2025, the Adviser to the Funds resigned with effect as of August 30, 2025.

Distributions

During the period subsequent to year-end, the Income Fund paid the following distributions per share:

Class A

	Pay Date	Rate

Ordinary Income	7/30/2025	0.03695

Class I

	Pay Date	Rate

Ordinary Income	7/30/2025	0.03840

Class U

	Pay Date	Rate

Ordinary Income	7/30/2025	0.03270

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

DSS AmericaFirst Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of DSS AmericaFirst Funds comprising DSS AmericaFirst Alpha Trends Factor Fund (formerly DSS AmericaFirst Large Cap Share Buyback Fund), DSS AmericaFirst Monthly Risk-On Risk-Off Fund and DSS AmericaFirst Income Fund (the “Funds”) as of June 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years ended June 30, 2022, and prior, were audited by other auditors whose report dated August 29, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

August 29, 2025

DSS AmericaFirst Quantitative Funds

additional information

JUNE 30, 2025 (UNAUDITED)

Reference is made to the Prospectus and the Statements of Additional Information for descriptions of the Management Agreements, Services Agreements and Distribution (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset value of shares of the Funds.

PROXY VOTE

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-217 -8501; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-217 -8501; and on the Commission’s website at http://www.sec.gov/; as well as at https://americafirst.fund/regulatory-documents.

DSS AmericaFirst Funds

MANAGER

AmericaFirst Wealth Management, Inc.

275 Wiregrass Parkway

West Henrietta, NY 14586

TRANSFER AGENT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable – applies to closed-end funds only.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not applicable – applies to closed-end funds only.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies. Not applicable – applies to closed-end funds only.

Item 15. Submission of Matters to a Vote of Security Holders. Not applicable – the registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) EX-99.CODE ETH. Filed herewith.

(a)(2) EX-99.CERT. Filed herewith.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b)       EX-99.906CERT. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DSS AmericaFirst Funds

By /s/ Jason Grady

Jason Grady

President, Chief Executive Officer, and Principal Executive Officer

Date September 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jason Grady

Jason Grady

President, Chief Executive Officer, and Principal Executive Officer

Date September 8, 2025

By: /s/ Bob Anastasi

Bob Anastasi

Treasurer, Principal Financial Officer, and Principal Accounting Officer

Date: September 8, 2025